BB&T GROWTH & INCOME FUND
--------------------------------------------------------------------------------

Portfolio Manager

[PHOTO OF RICK B. JONES]

Rick B Jones, CFA
Vice President
Branch Banking and Trust Co

[PERFORMANCE OVERVIEW CHART 6/3/1997 TO 12/31/2000]

         GROWTH & INCOME VARIABLE INSURANCE FUND
               GROWTH OF $10,000 INVESTMENT
                     AS OF 12/31/00


     Growth & Income Variable Insurance Fund -
     INCEPTION DATE - 6/3/97

     6/30/97                  10,421.97
     7/31/97                  10,992.63
     8/31/97                  10,702.29
     9/30/97                  11,413.73
    10/31/97                  11,072.12
    11/30/97                  11,604.63
    12/31/97                  11,996.31
     1/31/98                  12,026.60
     2/28/98                  12,763.75
     3/31/98                  13,151.34
     4/30/98                  12,908.35
     5/31/98                  12,604.63
     6/30/98                  12,626.39
     7/31/98                  12,341.97
     8/31/98                  10,970.64
     9/30/98                  11,591.83
    10/31/98                  12,519.58
    11/30/98                  13,202.65
    12/31/98                  13,599.12
     1/31/99                  13,231.02
     2/28/99                  12,760.68
     3/31/99                  12,725.13
     4/30/99                  13,843.71
     5/31/99                  14,059.21
     6/30/99                  14,431.60
     7/31/99                  13,978.36
     8/31/99                  13,607.53
     9/30/99                  12,819.59
    10/31/99                  12,809.25
    11/30/99                  12,871.28
    12/31/99                  13,076.15
     1/31/00                  12,519.94
     2/29/00                  11,890.27
     3/31/00                  13,137.33
     4/30/00                  13,243.02
     5/31/00                  13,549.52
     6/30/00                  13,081.00
     7/31/00                  13,091.69
     8/31/00                  13,914.59
     9/30/00                  13,822.41
    10/31/00                  14,073.33
    11/30/00                  13,604.22
    12/31/00                  14,180.66

Returns
                Average Annual Returns
                as of December 31, 2000
                  1 YEAR    SINCE INCEPTION
BB&T G&I          8.45%         10.25%
S&P 500          -9.10%         14.69%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T GROWTH AND INCOME FUND. (THE ANNUALIZED RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.
THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN
REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

                        HOW DID THE FUND PERFORM?

The BB&T Growth & Income Variable Annuity Fund provided a total return of 8.45% for the 12-month period ended December 31, 2000. In comparison, the Lipper Growth & Income Variable Annuity-Underlying Fund Index lost 2.53%; the S&P 500 Index fell 9.10% and the Russell 1000 Value Index rose by 7.01%.

                   WHY DID THE FUND PERFORM THIS WAY?

One obvious factor is that value stocks did much better than growth stocks for most of the year. Starting in the middle of March, we saw a real change in momentum, in favor of the value-oriented issues that comprise the bulk of our portfolio. Fund performance was helped by our overweighting (relative to the S&P 500 Index) in the utility and financial services sectors.

We also benefited from judicious stock selection in the technology arena. Although we found valuations in the tech sector as a whole to be unprece-dented and unsustainable (and we were underweighted in technology through-out the year), we did have representation in this important economic sector and some of the same securities that contributed to 1999's disappointing performance did relatively well in 2000.

From our point of view, reason returned to the market. People didn't stop buy-ing stocks, they just began to look for opportunities that promised a lot more than hope and speculation; investors focused on companies that were reasonably priced, with strong earnings and cash flow. This return to fundamentals brought attention back to the stocks we tend to own.

As of December 31, 2000, the portfolio's five largest holdings were; Emerson Electric, Johnson & Johnson, Fannie Mae, Kimberly Clark and Excel Energy.

Consistant with our objective, we also continued to provide an above-average yield to shareholders. As of December 31, our yield was 2.5%, versus 1.2% for the S&P 500.

                   WHAT IS YOUR OUTLOOK FOR THE YEAR 2001

This always is a difficult question for us, because we're not market timers and we don't invest by trying to guess short-term market momentum. We look for relative value in every sector while remaining cautious about making too large a bet in a single area. What we will say is, that after years of neglect, value stocks have returned to the forefront and continue to offer investors good opportunities.

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
BB&T GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2000

                                                        MARKET
  SHARES              SECURITY DESCRIPTION               VALUE
----------  ----------------------------------------  -----------
COMMON STOCKS -- 96.9%
            AEROSPACE/DEFENSE -- 2.6%
    14,900  Parker-Hannifin Corp....................  $   657,463
    27,000  Raytheon Co. - Class A..................      782,999
     5,000  Raytheon Co. - Class B..................      155,313
                                                      -----------
                                                        1,595,775
                                                      -----------
            AUTOMOTIVE -- 0.6%
    15,733  Ford Motor Co...........................      368,742
                                                      -----------
            BANKING & FINANCIAL SERVICES -- 14.4%
    17,150  A.G. Edwards, Inc.......................      813,553
    25,000  Bank of America Corp....................    1,146,875
    30,000  Bank One Corp...........................    1,098,750
    21,333  Citigroup, Inc..........................    1,089,316
    19,000  Fannie Mae..............................    1,648,249
    12,500  Franklin Resources, Inc.................      476,250
     5,700  J.P. Morgan Chase & Co..................      943,350
    19,000  Pacific Century Financial Corp..........      336,063
    25,000  U.S. Bancorp............................      729,688
     7,200  Wachovia Corp...........................      418,500
                                                      -----------
                                                        8,700,594
                                                      -----------
            BUSINESS EQUIPMENT & SERVICES -- 2.8%
    17,200  Harris Corp.............................      526,750
    36,000  Pitney Bowes, Inc.......................    1,192,500
                                                      -----------
                                                        1,719,250
                                                      -----------
            CHEMICALS -- 2.5%
    26,000  Air Products & Chemicals, Inc...........    1,066,000
     9,000  E.I. duPont de Nemours Co...............      434,813
                                                      -----------
                                                        1,500,813
                                                      -----------
            COMPUTER HARDWARE -- 6.6%
    25,400  Avnet, Inc..............................      546,100
    12,000  Electronic Data Systems Corp............      693,000
    23,200  Hewlett-Packard Co......................      732,250
    11,800  IBM Corp................................    1,003,000
    16,000  Intel Corp..............................      481,000
    16,300  Tektronix, Inc..........................      549,106
                                                      -----------
                                                        4,004,456
                                                      -----------
            COMPUTER SOFTWARE -- 2.0%
    15,200  Adobe Systems, Inc......................      884,450
     8,000  Microsoft Corp. (b).....................      347,000
                                                      -----------
                                                        1,231,450
                                                      -----------
            CONSUMER PRODUCTS -- 4.8%
    15,700  Johnson & Johnson.......................    1,649,481
    20,000  Philip Morris Companies, Inc............      880,000
     5,000  Procter & Gamble Co.....................      392,188
                                                      -----------
                                                        2,921,669
                                                      -----------
            COSMETICS & TOILETRIES -- 2.7%
    23,000  Kimberly-Clark Corp.....................    1,625,870
                                                      -----------
            ELECTRICAL EQUIPMENT -- 3.1%
    23,500  Emerson Electric Co.....................    1,852,094
                                                      -----------
            FOOD & BEVERAGE -- 6.1%
    11,000  Dole Food Co., Inc......................      180,125
    15,000  PepsiCo, Inc............................      743,438

          FOOD & BEVERAGE  -- (CONTINUED)

                                                        MARKET
  SHARES              SECURITY DESCRIPTION               VALUE
----------  ----------------------------------------  -----------
    57,500  Sara Lee Corp...........................  $ 1,412,343
    26,000  Sensient Technologies Corp..............      591,500
    57,800  SUPERVALU, Inc..........................      801,975
                                                      -----------
                                                        3,729,381
                                                      -----------
            FOREST & PAPER PRODUCTS -- 1.4%
    17,000  Weyerhaeuser Co.........................      862,750
                                                      -----------
            GAS & PIPELINE - UTILITIES -- 0.6%
     7,900  Nicor, Inc..............................      341,181
                                                      -----------
            INSURANCE -- 7.1%
    16,000  Aetna, Inc..............................      657,000
    19,500  AON Corp................................      667,875
    27,200  Lincoln National Corp...................    1,286,900
    21,800  SAFECO Corp.............................      716,675
    17,600  Saint Paul Companies, Inc...............      955,900
                                                      -----------
                                                        4,284,350
                                                      -----------
            MANUFACTURING -- 2.8%
    10,000  Illinois Tool Works, Inc................      595,625
     3,000  Minnesota Mining & Manufacturing Co.....      361,500
    18,800  Sonoco Products Co......................      406,550
    14,100  Trinity Industries, Inc.................      352,500
                                                      -----------
                                                        1,716,175
                                                      -----------
            MEDIA -- 1.2%
     8,000  Gannett Co., Inc........................      504,500
     6,100  Media General, Inc. - Class A...........      222,040
                                                      -----------
                                                          726,540
                                                      -----------
            OIL & GAS -- 9.2%
    19,600  Ashland, Inc............................      703,444
    11,900  Chevron Corp............................    1,004,806
    15,316  Exxon Mobil Corp........................    1,331,535
    13,100  National Fuel Gas Co....................      824,481
    19,700  Phillips Petroleum Co...................    1,120,438
     9,500  Royal Dutch Petroleum Co. - NY Shares...      575,344
                                                      -----------
                                                        5,560,048
                                                      -----------
            PHARMACEUTICALS -- 5.5%
    27,200  Abbott Laboratories.....................    1,317,500
     9,600  Bristol-Myers Squibb Co.................      709,800
    14,000  Merck & Co., Inc........................    1,310,750
                                                      -----------
                                                        3,338,050
                                                      -----------
            RAILROAD -- 0.9%
    43,200  Norfolk Southern Corp...................      575,100
                                                      -----------
            RETAIL -- 5.8%
    20,400  Albertson's, Inc........................      540,600
    28,000  American Greetings Corp.................      264,250
     9,000  Eastman Kodak Co........................      354,375
    38,300  Hasbro, Inc.............................      406,938
    19,400  May Department Stores Co................      635,350
    18,600  V F Corp................................      674,064
    13,100  Whirlpool Corp..........................      624,706
                                                      -----------
                                                        3,500,283
                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

_____________________________________ MF-1 _____________________________________

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
BB&T GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2000

                                                        MARKET
  SHARES              SECURITY DESCRIPTION               VALUE
----------  ----------------------------------------  -----------
COMMON STOCKS -- (CONTINUED)
            TELECOMMUNICATIONS -- 9.5%
     4,424  Agilent Technologies, Inc. (b)..........  $   242,214
    40,150  AT&T Corp...............................      695,097
    18,000  BCE, Inc................................      520,875
    27,800  BellSouth Corp..........................    1,138,063
     6,000  Corning Inc.............................      316,875
    30,000  Motorola, Inc...........................      607,500
     9,563  Nortel Networks Corp....................      306,614
    27,400  SBC Communications, Inc.................    1,308,349
    30,000  Sprint Corp.............................      609,375
                                                      -----------
                                                        5,744,962
                                                      -----------
            UTILITIES -- 4.7%
    32,000  TXU Corp................................    1,418,000
    49,910  Xcel Energy, Inc........................    1,450,509
                                                      -----------
                                                        2,868,509
                                                      -----------
            Total Common Stocks (Cost                  58,768,042
            $54,162,351)............................
                                                      -----------

  SHARES
    OR
PRINCIPAL                                               MARKET
  AMOUNT              SECURITY DESCRIPTION               VALUE
----------  ----------------------------------------  -----------
U.S. GOVERNMENT AGENCY -- 1.6%
$1,000,000  Federal Farm Credit Bank, zero coupon,    $   993,520
            due 02/08/01............................
                                                      -----------
            Total U.S. Government Agency                  993,520
            (Cost $993,318).........................
                                                      -----------
INVESTMENT COMPANIES -- 1.6%
   965,075  Dreyfus Government Cash Management......      965,075
                                                      -----------
            Total Investment Companies (Cost              965,075
            $965,075)...............................
                                                      -----------
Total Investments (Cost $56,120,744) (a) --
 100.1%...........................................  60,726,637
Liabilities in excess of other assets -- (0.1)%...     (51,150)
                                                    ----------
TOTAL NET ASSETS -- 100.0%........................  $60,675,487
                                                    ==========
--------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal tax reporting of $3,647. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.............  $10,745,897
Unrealized depreciation.............   (6,143,651)
                                      -----------
Net unrealized appreciation.........  $ 4,602,246
                                      ===========

(b)  Represents non-income producing securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

_____________________________________ MF-2 _____________________________________

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
BB&T GROWTH & INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

ASSETS:
  Investments, at value (cost $56,120,744)........  $60,726,637
  Interest and dividends receivable...............     134,099
  Prepaid expenses and other assets...............       2,950
                                                    ----------
      Total Assets................................  60,863,686
                                                    ----------
LIABILITIES:
  Distributions payable...........................     122,901
  Accrued expenses and other payables:
    Investment advisory fees......................      29,823
    Administration fees...........................         495
    Other.........................................      34,980
                                                    ----------
      Total Liabilities...........................     188,199
                                                    ----------
NET ASSETS:
  Capital.........................................  56,452,215
  Accumulated distributions in excess of net
   investment income..............................     (10,717)
  Accumulated distributions in excess of net
   realized gains from investment transactions....    (371,904)
  Net unrealized appreciation (depreciation) from
   investments....................................   4,605,893
                                                    ----------
      Net Assets..................................  $60,675,487
                                                    ==========
Outstanding units of beneficial interest
 (shares).........................................   4,794,287
                                                    ==========
Net asset value -- offering and redemption price
 per share........................................  $    12.66
                                                    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ MF-3 _____________________________________

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
BB&T GROWTH & INCOME FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
  Interest income.................................  $  26,312
  Dividend income.................................  2,185,205
                                                    ---------
      Total Income................................  2,211,517
                                                    ---------
EXPENSES:
  Investment advisory fees........................    409,430
  Administration fees.............................    110,656
  Accounting fees.................................     36,084
  Audit fees......................................      9,919
  Custodian fees..................................     17,665
  Legal fees......................................     15,681
  Printing costs..................................      2,732
  Transfer agent fees.............................     11,336
  Trustees' fees and expenses.....................      9,753
  Other...........................................      6,260
                                                    ---------
  Total expenses before voluntary reductions......    629,516
  Expenses voluntarily reduced....................   (153,121)
                                                    ---------
    Net expenses..................................    476,395
                                                    ---------
  Net investment income...........................  1,735,122
                                                    ---------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
  Net realized gains from investment
   transactions...................................  1,029,629
  Net change in unrealized
   appreciation/depreciation from investment
   transactions...................................  1,971,258
                                                    ---------
    Net realized/unrealized gains from
     investments..................................  3,000,887
                                                    ---------
    Change in net assets resulting from
     operations...................................  $4,736,009
                                                    =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ MF-4 _____________________________________

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
BB&T GROWTH & INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                            FOR THE YEAR       FOR THE YEAR
                                                ENDED              ENDED
                                          DECEMBER 31, 2000  DECEMBER 31, 1999
                                          -----------------  -----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.................     $ 1,735,122        $   727,741
  Net realized gains from investment
   transactions.........................       1,029,629          1,227,474
  Net change in unrealized appreciation
   (depreciation) from investment
   transactions.........................       1,971,258         (4,036,397)
                                             -----------        -----------
  Change in net assets resulting from
   operations...........................       4,736,009         (2,081,182)
                                             -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income............      (1,866,919)          (594,896)
  In excess of net investment income....         (10,717)          --
  From net realized gain from investment
   transactions.........................      (1,455,272)          (741,928)
  In excess of net realized gain from
   investment transactions..............        (371,904)          --
                                             -----------        -----------
  Change in net assets from shareholder
   distributions........................      (3,704,812)        (1,336,824)
                                             -----------        -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........       6,479,745          6,717,001
  Dividends reinvested..................       3,621,945          1,440,251
  Cost of shares redeemed...............      (2,982,270)        (1,275,983)
                                             -----------        -----------
  Change in net assets from capital
   transactions.........................       7,119,420          6,881,269
                                             -----------        -----------
  Change in net assets..................       8,150,617          3,463,263
                                             -----------        -----------
NET ASSETS:
  Beginning of period...................      52,524,870         49,061,607
                                             -----------        -----------
  End of period.........................     $60,675,487        $52,524,870
                                             ===========        ===========
SHARE TRANSACTIONS:
  Issued................................         529,099            513,205
  Reinvested............................         291,146            112,776
  Redeemed..............................        (240,164)          (100,033)
                                             -----------        -----------
  Change in Shares......................         580,081            525,948
                                             ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ MF-5 _____________________________________

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
BB&T GROWTH & INCOME FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company established as a Massachusetts business trust. Between the date of organization and the dates of commencement of operations (June 3, 1997), the Trust had no operations other than incurring organizational expenses and the sale of initial units of beneficial interest ("shares").

    The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust presently offers shares of the BB&T Growth & Income Fund (the "Fund"). Shares of the Fund are offered to a separate account of Hartford Life Insurance Company, as well as other eligible purchasers.

    The investment objective of the Fund is to seek to provide capital growth, current income or both. Under normal market conditions, it seeks this objective by investing at least 65% of its total assets in stocks, which for this purpose may include common stock, preferred stock, warrants, or debt instruments that are convertible into common stock.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION--Exchange listed securities are valued at the closing sales price on the exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Unlisted securities are valued at their latest bid quotation in their principal market. If no such bid price is available, then such securities are valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees.

    All other assets and securities, including securities for which market quotations are not readily available, are valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    REPURCHASE AGREEMENTS--The Fund may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that Branch Banking and Trust Company ("BB&T") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

    DIVIDENDS AND DISTRIBUTIONS--Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

    Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

_____________________________________ MF-6 _____________________________________

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
BB&T GROWTH & INCOME FUND
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2000

    The accompanying table below details distributions from long-term capital gains for the following Portfolio for the fiscal year ended December 31, 2000.

    BB&T Growth & Income Fund...........  $1,827,176

    FEDERAL INCOME TAXES--It is the Fund's policy to continue to comply with the requirement of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Fund will file for claims on foreign taxes withheld.

    OTHER--Expenses that are directly related to the Fund are charged directly to the Fund.

    In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortized premiums and accrete discounts on fixed income securities. The Fund currently does not amortize premiums or accrete discounts in all cases. Upon adoption, the Fund will be required to record a cumulative effect adjustment to conform with accounting principles generally accepted in the United States of America. The effect of this adjustment will be to either increase or decrease net investment income with an offsetting decrease or increase on unrealized appreciation (depreciation) of securities. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

 3.  PURCHASES AND SALES OF SECURITIES:

    Cost of purchases and proceeds from sales of portfolio securities, excluding short-term securities, were $18,443,038 and $13,612,970, respectively, for the period ended December 31, 2000.

 4.  RELATED PARTY TRANSACTIONS:

    Investment advisory services are provided to the Fund by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of the Fund.

    BISYS Fund Services Ohio, Inc. d/b/a BISYS Fund Services ("BISYS Ohio"), with whom certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed daily as a percentage of the average net assets of the Fund. BISYS Fund Services Limited Partnership serves, without compensation, as Distributor of the fund.

    BISYS Ohio serves the Fund as Transfer Agent and Mutual fund accountant. BISYS LP, an Ohio Limited Partnership and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

    Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of the compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Fund has entered into a specific arrangement with BISYS for the provision of such services and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Fund.

    Fees may be voluntarily reduced or reimbursed to assist the Fund in maintaining competitive expense ratios. Information regarding these transactions is as follows for the period ended December 31, 2000:

    INVESTMENT ADVISORY FEES:
      Annual fee before voluntary fee
        reductions (percentage of average
        net assets).......................     0.74%
      Voluntary fee reductions............  $77,459
    ADMINISTRATION FEES:
      Annual fee before voluntary fee
        reductions (percentage of average
        net assets).......................     0.20%
      Voluntary fee reductions............  $75,662

 5.  FEDERAL INCOME TAX INFORMATION (UNAUDITED):

    Capital losses incurred within the Fund's fiscal year, but after October 31, are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer capital losses as follows:

    BB&T Growth & Income Fund.............  368,257

    The BB&T Growth & Income Variable Annuity Fund designate the following eligible distributions for the dividends received deductions for corporations for the year ended December 31, 2000:

                                          PERCENTAGE
    BB&T Growth & Income Fund...........    83.20%

_____________________________________ MF-7 _____________________________________

 VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
BB&T GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS

                                FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  JUNE 3, 1997
                                   ENDED         ENDED         ENDED         THROUGH
                                DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                    2000          1999          1998         1997(a)
                                ------------  ------------  ------------  -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................    $ 12.46       $ 13.30       $ 11.88        $ 10.00
                                  -------       -------       -------        -------
INVESTMENT ACTIVITIES:
  Net investment income.......       0.39          0.18          0.16           0.10
  Net realized and unrealized
   gain.......................       0.63         (0.69)         1.42           1.89
                                  -------       -------       -------        -------
  Total Investment
   Activities.................       1.02         (0.51)         1.58           1.99
                                  -------       -------       -------        -------
DISTRIBUTIONS
  Net investment income.......      (0.42)        (0.15)        (0.16)         (0.10)
  In excess of net investment
   income.....................     --            --            --              (0.01)
  Net realized gains..........      (0.32)        (0.18)       --             --
  In excess of net realized
   gains......................      (0.08)       --            --             --
                                  -------       -------       -------        -------
  Total Distributions.........      (0.82)        (0.33)        (0.16)         (0.11)
                                  -------       -------       -------        -------
  NET ASSET VALUE, END OF
   PERIOD.....................    $ 12.66       $ 12.46       $ 13.30        $ 11.88
                                  =======       =======       =======        =======
  Total Return................       8.45%        (3.85)%       13.36%         19.96%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
   (000)......................    $60,675       $52,525       $49,062        $28,829
  Ratio of expenses to average
   net assets.................       0.86%         0.87%         0.91%          0.91%(c)
  Ratio of net investment
   income to average net
   assets.....................       3.13%         1.43%         1.37%          1.68%(c)
  Ratio of expenses to average
   net assets*................       1.13%         1.16%         1.24%          2.31%(c)
  Ratio of net investment
   income to average net
   assets*....................       2.86%         1.14%         1.04%          0.28%(c)
  Portfolio turnover rate.....      25.46%        11.98%         2.77%          7.75%
------------------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ MF-8 _____________________________________

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
 Variable Insurance Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the BB&T Growth and Income Fund (one portfolio of the Variable Insurance Funds) at December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for the two years then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Columbus, Ohio
February 8, 2001

_____________________________________ MF-9 _____________________________________